Asset Acquisitions (Tables)	12 Months Ended
Jan. 31, 2020
Schedule of assets acquired and liabilities assumed
Consideration paid:	$

Cash paid	430,420
Cash to be paid	778,662
Common shares issued	6,650,000
Transaction costs	154,951

Total purchase price	8,014,033

Net assets acquired:	$

Cash	2,779
Equipment	5,213
Ready-to-infuse cannabis (“RTIC”) patents	8,008,411
Accounts payable and accrued liabilities	(2,370)

Net value of business purchased	8,014,033